Stock Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

(14) Stock-Based Compensation Plans

The Company has two stock-based compensation plans (Stock Option Plan and Stock Appreciation Rights Plan) for executives, which are described below. Amounts recognized in the Consolidated Financial Statements with respect to these plans are as follows (in thousands):

	2011	2010	2009
Stock option plan	$-	-	-
Incentive stock plan	3,124	606	(154)

Pre-tax cost of plans included in salaries and employee benefits expenses	$3,124	606	(154)

Amount of related income tax (expense)benefit recognized in income	$(1,250)	(242)	62

The significant increase in costs of the incentive stock plan in both 2011 and 2010 were a result of increases in the market value of the Company's common stock.

Stock Option Plan

The Company's stock option plan authorized grants of options to purchase up to 192,000 shares of common stock. All 192,000 options available were granted by year-end 2004. There are no future expenses associated with the unvested options. The options were granted with an exercise price equal to the fair value of the common stock on the grant date based on the most recent public stock sale known to the Company immediately preceding the grant. The options are exercisable either five years from the date of grant, or at the later of age 55 or 15 years of continuous employment with the Company, or at normal retirement age (65).

The following summarizes outstanding and exercisable options at December 31, 2011:

	2011
		Weighted Average
	#	Exercise Price

Options outstanding at beginning of the year	106,542	$42.25
Granted	0	0
Expired	0	0

Options outstanding at year end	106,542	$42.25
Options exercisable at year end	92,826	$43.43
Options available for future grants	none

At December 31, 2011, the intrinsic value of all outstanding options was approximately $9,054,000, while the intrinsic value of vested options included in this total was approximately $7,964,000. No options were exercised in 2011 or 2009. The intrinsic value of options exercised during the year ended December 31, 2010 was $585,000. No options vested in 2011 or 2010. The fair value of options vested in 2009 was $116,000.

Options outstanding (both exercisable and unexercisable) at December 31, 2011, had exercise prices ranging from $30.04 to $73.46. The weighted average expected life of the options is four years. Since the options have no stated expiration date, the expected life is calculated as the number of years from grant date to the grantee's 65th birthday.

The source of shares issued upon exercise has historically been, and is expected to be, treasury shares. From time to time, the Company expects to purchase shares for treasury to be used for these exercises. The amount of shares, timing and cost of these purchases cannot be determined, as the Company does not know when and in what quantity participants will exercise their options.

Stock Appreciation Rights Plan

The Company has an incentive stock appreciation rights plan for executives which allows for the award of Stock Appreciation Rights (SAR) awards. The number of awards issued is based upon return on beginning equity in each year. SARs represent the right to receive payment in cash or stock equal to the amount, if any, by which the market value per share of common stock on the date of exercise exceeds the SARs grant price. Long-term SARs are exercisable at the later of age 55 or 15 years of continuous employment with the Company or at normal retirement age (65). Medium-term SARs are exercisable five years from the date of grant or upon retirement. The following summarizes the activity of these awards as of and for the year ended December 31, 2011.

	Long-term SARs		Medium-term SARs
		Weighted Average		Weighted Average
	#	Grant Price	#	Grant Price

Awards outstanding, January 1, 2011	55,912	$82.55	34,338	$83.12
Granted	41,772	$95.85	27,856	$95.85
Exercised	0	$-	0	$-
Forfeited	0	$-	0	$-
Expired	0	$-	0	$-
Awards outstanding at December 31, 2011	97,684	$88.24	62,194	$88.82

Awards exercisable at December 31, 2011	42,338	$87.40	4,803	$90.07

In February 2011, certain executives were awarded a total of 41,772 long-term SARs and 27,856 medium-term SARs, all at a grant price of $95.85 per share, the then-current market value (based on the most recent public stock sale known to the Company immediately preceding the grant) of the Company's common stock.

No awards were exercised in 2011 or 2010. The fair value of awards vested during years ended December 31, 2011 and 2010, and amounted to $182,000 and $28,000, respectively.

The weighted average estimated per-award fair values, as of December 31, 2011 and 2010 are presented below. Fair value was estimated using the Black-Scholes-Merton option-pricing model with the following assumptions. No forfeitures are assumed, as none are anticipated.

	2011		2010
Award Type	LTS	MTS	LTS	MTS
Per-award fair value	$29.71	$29.19	$8.75	$8.37
Expected dividend yield	2.58%	2.58%	3.00%	3.00%
Risk-free interest rate	0.91%	0.91%	2.01%	2.01%
Expected Life	5.0 years	5.0 years	5.4 years	5.4 years
Volatility	8.23%	8.23%	5.50%	5.50%

Long-term SAR's outstanding and medium-term SARs outstanding (both exercisable and unexercisable) at December 31, 2011, had exercise prices ranging from $78.98 to $95.85. The weighted average expected life of these awards is five years. Since these awards have no stated expiration date, the expected life is calculated as the number of years from grant date to the grantee's 60th birthday, which is the historical life for similar past awards. Based upon current assumptions, the estimated compensation cost related to non-vested awards not yet recognized is $1,968,000, which is expected to be recognized over a weighted average period of five years. The Company had accrued a liability of $3,887,000 and $763,000 at December 31, 2011 and 2010, respectively, representing the accumulated fair-value vested obligation of these awards under the plan.